Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2019	2018	2017
Wages and salaries[a]	7,497	7,931	7,572
Social security costs	733	743	711
Share-based payments[b]	694	669	624
Pension and other post-retirement benefit costs	948	1,154	1,296
	9,872	10,497	10,203

			2019			2018			2017
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	5,800	11,000	16,800	5,900	11,500	17,400	6,200	12,200	18,400
Downstream[d]	5,700	37,300	43,000	6,000	36,300	42,300	6,100	35,900	42,000
Other businesses and corporate[e]	2,100	10,600	12,700	1,900	12,100	14,000	1,900	12,400	14,300
	13,600	58,900	72,500	13,800	59,900	73,700	14,200	60,500	74,700
[a] Includes termination costs of $182 million (2018 $493 million and 2017 $189 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 18,100 (2018 17,100 and 2017 16,500) service station staff.
[e] Includes 2,500 (2018 4,000 and 2017 4,700) agricultural, operational and seasonal workers in Brazil.